RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 723	$ 956	$ 860
Office and miscellaneous	286	359	464
Exploration and evaluation assets	5,723	5,361	5,527
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	665	594	450
Office and miscellaneous	322	560	567
Exploration and evaluation assets	206	353	352
Total cost	$ 1,193	$ 1,507	$ 1,369